Summary of Significant Accounting Policies (Misc) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies Misc Items [Line Items]
Advertising Expense	$ 2,684,000	$ 3,535,000
Minimum [Member]
Summary of Significant Accounting Policies Misc Items [Line Items]
Accrued insurance, Self-insurance claim covered by stop-loss insurance coverage	250,000
Maximum [Member]
Summary of Significant Accounting Policies Misc Items [Line Items]
Accrued insurance, Self-insurance claim covered by stop-loss insurance coverage	$ 500,000